UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21676

Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Semiannual Report June 30, 2005

EATON VANCE

TAX-MANAGED

BUY-WRITE

INCOME

FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

INVESTMENT UPDATE

Walter A. Row
Eaton Vance Management

David Stein
Parametric Portfolio
Associates LLC

Ronald M. Egalka
Rampart Investment
Management

The Fund

•                  We are pleased to welcome shareholders of Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund), a diversified, closed-end investment company traded on the New York Stock Exchange under the symbol ETB. The Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. To reach these objectives, the Fund invests in a diversified portfolio of common stocks that seeks to exceed the performance of the S&P 500, sells S&P 500 call options on a continuous basis and employs a number of tax-management strategies.

•                  Based on share price, the Fund had a total return of 4.45% for the period from inception on April 29,2005 to June 30, 2005. This return resulted from an increase in share price from $19.10 (offering price of $20 per share, less all commissions) on April 29, 2005 to $19.95 on June 30, 2005.(1)

•                  Based on net asset value (NAV), the Fund had a total return of 2.56% for the period from inception on April 29, 2005, to June 30, 2005. That return was the result of an increase in NAV per share from $19.10 (offering price of $20.00 per share, less all commissions) on April 29, 2005 to $19.59 on June 30, 2005.(1)

•                  For comparison, the CBOE S&P 500 BuyWrite Index – an unmanaged stock-plus-covered-call index created and maintained by the Chicago Board Options Exchange – had a return of 1.34% during the same period.(2) The S&P 500 Index – a broad-based, unmanaged, market index commonly used as a measure ofoverall U.S. stock market performance – had a total return of 3.45% during the same period.(2)

Management Discussion

•                  During its initial two months of operations ended June 30, 2005, the Fund generated positive total returns. Oil prices remained near record levels. Concerned about high commodity prices and rising unit labor costs, the Federal Reserve continued to increase its Federal Funds rate – a key short-term rate barometer. Despite these challenges, however, corporate profits registered impressive gains from improved productivity. At June 30, 2005, the Fund held a diversified portfolio of 247 stocks, which represented the broad spectrum of the U.S. economy. Among the Fund’s common stock holdings, its largest sector weightings were financials, information technology, industrials and consumer discretionary stocks.

•                  The Fund’s overall strategy is overseen by Eaton Vance. With the assistance of Eaton Vance research and analysis, Parametric Portfolio Associates structures and manages the Fund’s common stock investments, including implementing tax-management strategies. Rampart Investment Management uses its option expertise and resources to implement continuous sales of S&P 500 Index options. These sales, and, to a lesser extent, common stock dividends, will be the source for the Fund’s future distributions. No distributions were made in the Fund’s initial two months of operation.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          Share price and net asset value on April 29, 2005 are calculated assuming a purchase price of $20.00 less the sales load of $0.90 per share paid by the shareholder.

(2)          It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

FUND PERFORMANCE

•                  The Fund’s index option strategy is designed to produce current income from option premiums and to moderate volatility. The Fund writes (sells) index call options on substantially the full value of its common stock holdings. As the seller of S&P 500 call options, the Fund receives cash (premiums) from options purchasers, who then have the right to any appreciation in the value of the S&P over the exercise price as of a specified option valuation date. Writing covered call options involves a tradeoff between the options premiums received and reduced participation in potential stock price appreciation of the Fund’s portfolio of common stocks. Management believes that a strategy of owning a portfolio of common stocks in conjunction with writing index call options on the S&P 500 should generally underperform in strong up markets while seeking to outperform in modestly up, flat and down markets.

•                  Because taxes have a major impact on an investor’s after-tax returns, the Fund pursues a tax-managed investment strategy. The Fund employs a variety of techniques and strategies designed to provide favorable tax treatment. These strategies include harvesting capital losses that can be used to offset capital gains, skewing the Fund’s equity and options investments to a mix that management believes is advantageously taxed and managing the sale of appreciated stock positions so as to minimize short-term gains in excess of long-term capital losses.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Performance

Average Annual Total Returns (by share price, New York Stock Exchange)
Life of Fund (4/29/05)	4.45%

Average Annual Total Returns (at net asset value)
Life of Fund (4/29/05)	2.56%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Sector Weightings(1)

(1)  Reflects the Fund’s total investments as of June 30, 2005. Fund statistics may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 100.1%
Security	Shares	Value
Aerospace & Defense - 1.7%
General Dynamics Corp.	19,819	$2,170,973
Northrop Grumman Corp.	26,780	1,479,595
Rockwell Collins, Inc.	7,248	345,585
United Technologies Corp.	82,514	4,237,094
		$8,233,247
Apparel - 0.8%
Jones Apparel Group, Inc.	6,771	$210,172
Nike, Inc., Class B	36,327	3,145,918
Reebok International, Ltd.	15,879	664,219
		$4,020,309
Auto and Parts - 0.6%
BorgWarner, Inc.	16,316	$875,680
Cooper Tire and Rubber Co.	11,975	222,376
Delphi Corp.	161,066	748,957
Goodyear Tire & Rubber Co.(1)	18,740	279,226
Johnson Controls, Inc.	13,713	772,453
		$2,898,692
Beverages - 3.0%
Anheuser-Busch Cos., Inc.	79,253	$3,625,825
Coca-Cola Co.	130,353	5,442,238
Cott Corp.(1)	9,267	202,299
PepsiCo, Inc.	97,889	5,279,154
		$14,549,516
Biotechnology - 1.0%
Abgenix, Inc.(1)	30,956	$265,602
Amgen, Inc.(1)	57,391	3,469,860
Applera Corp.-Applied Biosystems Group	10,719	210,843
Biogen Idec, Inc.(1)	22,055	759,795
Medimmune, Inc.(1)	10,091	269,632
		$4,975,732
Building and Construction - 0.1%
KB HOME	8,156	$621,732
		$621,732

Security	Shares	Value
Building Materials - 0.4%
Snap-On, Inc.	6,445	$221,063
Stanley Works	29,637	1,349,669
Vulcan Materials Co.	4,180	271,658
		$1,842,390
Business Services - 0.6%
Cintas Corp.	55,228	$2,131,801
Fluor Corp.	8,580	494,122
		$2,625,923
Chemicals and Plastics - 1.3%
Ashland, Inc.(1)	6,811	$489,507
Dow Chemical Co.	79,461	3,538,398
Eastman Chemical Co.	31,031	1,711,360
Great Lakes Chemical Corp.	7,087	223,028
Rohm & Haas Co.	7,911	366,596
		$6,328,889
Commercial Banks - 6.1%
Bank of America Corp.	185,839	$8,476,117
Bank of New York Co., Inc.	117,692	3,387,176
Comerica, Inc.	6,819	394,138
Commercial Capital Bancorp	12,562	209,911
Compass Bancshares, Inc.	5,081	228,645
First Horizon National Corp.	5,141	216,950
Hanmi Financial Corp.	13,864	231,529
Huntington Bancshares, Inc.	9,423	227,471
Marshall & Ilsley Corp.	8,458	375,958
National City Corp.	96,703	3,299,506
North Fork Bancorporation, Inc.	76,283	2,142,789
PFF Bancorp, Inc.	7,488	226,812
R&G Financial Corp., Class B	9,175	162,306
Sterling Bancorp	9,584	204,618
W Holding Co., Inc.	21,120	215,846
Wachovia Corp.	105,100	5,212,960
Wells Fargo & Co.	69,164	4,259,119
		$29,471,851
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	13,376	$708,393
Bemis Co., Inc.	8,256	219,114

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	88,677	$2,513,106
		$3,440,613
Communications Equipment - 3.0%
Cisco Systems, Inc.(1)	343,090	$6,556,450
Corning, Inc.(1)	112,580	1,871,080
Juniper Networks, Inc.(1)	9,251	232,940
Motorola, Inc.	116,382	2,125,135
QUALCOMM, Inc.	90,295	2,980,638
Research in Motion, Ltd.(1)	6,164	454,595
		$14,220,838
Computer Equipment - 0.2%
Network Appliance, Inc.(1)	18,516	$523,447
SanDisk Corp.(1)	8,370	198,620
		$722,067
Computer Services - 0.1%
NCR Corp.(1)	7,529	$264,418
Unisys Corp.(1)	33,075	209,365
		$473,783
Computer Software - 4.6%
Autodesk, Inc.	18,233	$626,668
Automatic Data Processing, Inc.	49,746	2,087,840
Fair Isaac Corp.	18,983	692,879
Microsoft Corp.	535,088	13,291,586
Oracle Corp.(1)	246,660	3,255,912
Quest Software, Inc.(1)	17,700	241,251
Symantec Corp.(1)	55,998	1,217,397
VERITAS Software Corp.(1)	17,121	417,752
Wind River Systems, Inc.(1)	15,557	243,934
		$22,075,219
Computers & Peripherals - 3.0%
Dell, Inc.(1)	100,190	$3,958,507
Hewlett-Packard Co.	76,411	1,796,423
International Business Machines Corp.	103,144	7,653,285
Lexmark International, Inc., Class A(1)	12,833	831,963
PalmOne, Inc.(1)	9,328	277,695
		$14,517,873

Security	Shares	Value
Consumer Services - 0.5%
Cendant Corp.	107,820	$2,411,933
		$2,411,933
Distributors - 0.1%
Genuine Parts Co.	7,145	$293,588
		$293,588
Diversified Telecommunication Services - 3.6%
Alltel Corp.	49,391	$3,076,071
Citizens Communications Co.	200,688	2,697,247
NTL, Inc.(1)	13,087	895,413
SBC Communications, Inc.	165,778	3,937,227
Verizon Communications, Inc.	190,887	6,595,146
		$17,201,104
Electrical Equipment - 0.5%
Emerson Electric Co.	38,120	$2,387,456
		$2,387,456
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.(1)	35,133	$808,762
Celestica, Inc.(1)	17,333	232,262
Fisher Scientific International, Inc.(1)	16,257	1,055,079
Flextronics International, Ltd.(1)	18,837	248,837
		$2,344,940
Entertainment - 0.5%
Carnival Corp.	45,019	$2,455,786
		$2,455,786
Financial Services - 8.6%
American Express Co.	47,841	$2,546,576
Citigroup, Inc.	280,593	12,971,814
Countrywide Financial Corp.	79,997	3,088,684
Euronet Worldwide, Inc.(1)	7,444	216,397
Fannie Mae	47,008	2,745,267
Federated Investors, Inc.	29,826	895,078
H&R Block, Inc.	29,076	1,696,585
JPMorgan Chase & Co.	144,915	5,118,398
Lehman Brothers Holdings, Inc.	37,470	3,720,022
MBNA Corp.	166,338	4,351,402

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services (continued)
Morgan Stanley	47,047	$2,468,556
Paychex, Inc.	41,448	1,348,718
		$41,167,497
Food-Wholesale / Distribution - 0.4%
American Italian Pasta Co., Class A	24,959	$524,638
ConAgra Foods, Inc.	49,975	1,157,421
		$1,682,059
Health Services - 2.1%
Genesis HealthCare Corp.(1)	11,164	$516,670
Health Management Associates, Inc., Class A	10,012	262,114
Humana, Inc.(1)	14,697	584,059
Kinetic Concepts, Inc.(1)	13,515	810,900
Laboratory Corporation of America Holdings(1)	29,144	1,454,286
Manor Care, Inc.	20,903	830,476
McKesson Corp.	42,880	1,920,595
Quest Diagnostics, Inc.	7,288	388,232
UnitedHealth Group, Inc.	61,522	3,207,757
		$9,975,089
Household Durables - 0.5%
Fortune Brands, Inc.	18,128	$1,609,766
Maytag Corp.	21,161	331,381
Newell Rubbermaid, Inc.	11,263	268,510
Whirlpool Corp.	3,293	230,872
		$2,440,529
Industrial Conglomerates - 7.8%
3M Co.	31,515	$2,278,534
Altria Group, Inc.	109,580	7,085,443
Eaton Corp.	41,406	2,480,219
General Electric Co.	504,008	17,463,877
Honeywell International, Inc.	64,761	2,372,195
Parker-Hannifin Corp.	15,868	983,975
Reynolds American, Inc.	13,562	1,068,686
Trinity Industries, Inc.	17,569	562,735
Tyco International, Ltd.	96,017	2,803,696
UST, Inc.	6,745	307,977
		$37,407,337

Security	Shares	Value
Insurance - 5.8%
Allstate Corp.	66,029	$3,945,233
American International Group, Inc.	106,169	6,168,419
AON Corp.	12,982	325,069
Jefferson-Pilot Corp.	5,599	282,302
Lincoln National Corp.	7,151	335,525
Marsh & McLennan Cos., Inc.	106,798	2,958,305
MetLife, Inc.	75,612	3,398,003
MGIC Investment Corp.	30,567	1,993,580
PMI Group, Inc.	30,106	1,173,532
Prudential Financial, Inc.	59,022	3,875,385
UnumProvident Corp.	13,120	240,358
WellPoint, Inc.(1)	45,106	3,141,182
		$27,836,893
Internet Services - 0.6%
CheckFree Corp.(1)	23,654	$805,655
eBay, Inc.(1)	56,711	1,872,030
Sapient Corp.(1)	31,507	249,850
		$2,927,535
Leisure Equipment & Products - 0.2%
Brunswick Corp.	5,262	$227,950
Eastman Kodak Co.	11,414	306,466
Mattel, Inc.	16,742	306,379
		$840,795
Lodging and Casinos - 0.7%
Harrah's Entertainment, Inc.	25,739	$1,855,010
International Game Technology	14,037	395,142
Starwood Hotels & Resorts Worldwide, Inc.	17,410	1,019,704
		$3,269,856
Machinery - 0.6%
Deere & Co.	46,546	$3,048,298
		$3,048,298
Media - 2.7%
Comcast Corp., Class A(1)	50,092	$1,537,824
Cox Radio, Inc., Class A(1)	13,580	213,885
Meredith Corp.	4,689	230,042
Time Warner, Inc.(1)	256,667	4,288,906

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media (continued)
Univision Communications, Inc., Class A(1)	37,236	$1,025,852
Viacom, Inc., Class B	49,989	1,600,648
Walt Disney Co. (The)	165,951	4,178,646
		$13,075,803
Medical Products - 2.9%
Baxter International, Inc.	58,113	$2,155,992
Cytyc Corp.(1)	18,929	417,574
Johnson & Johnson Co.	123,184	8,006,960
Medtronic, Inc.	66,862	3,462,783
PerkinElmer, Inc.	1,052	19,883
		$14,063,192
Metals-Industrial - 1.2%
Alcan, Inc.	19,051	$571,530
Alcoa, Inc.	46,646	1,218,860
Freeport-McMoran Copper & Gold, Inc., Class B	74,715	2,797,330
Inco, Ltd.	5,524	208,531
Nucor Corp.	23,121	1,054,780
		$5,851,031
Oil and Gas - 6.1%
Chevron Corp.	134,178	$7,503,234
ConocoPhillips	103,397	5,944,294
Exxon Mobil Corp.	273,409	15,712,815
		$29,160,343
Oil and Gas-Equipment and Services - 1.2%
BJ Services Co.	6,658	$349,412
El Paso Corp.	26,406	304,197
Kinder Morgan, Inc.	4,489	373,485
National-Oilwell Varco, Inc.(1)	8,815	419,065
Noble Corp.	43,818	2,695,245
Williams Cos., Inc.	78,113	1,484,147
		$5,625,551
Oil and Gas-Exploration and Production - 1.7%
EOG Resources, Inc.	32,118	$1,824,302
Halliburton Co.	75,393	3,605,293
Kerr-McGee Corp.	13,292	1,014,313
Unocal Corp.	29,089	1,892,239
		$8,336,147

Security	Shares	Value
Paper and Forest Products - 0.5%
Louisiana-Pacific Corp.	8,955	$220,114
MeadWestvaco Corp.	33,483	938,863
Plum Creek Timber Co., Inc.	13,395	486,238
Temple-Inland, Inc.	20,807	772,980
		$2,418,195
Personal Products - 2.1%
Alberto-Culver Co.	4,761	$206,294
Gillette Co.	72,707	3,681,155
Nu Skin Enterprises, Inc., Class A	28,020	652,866
Procter & Gamble Co.	102,859	5,425,812
		$9,966,127
Pharmaceuticals - 5.9%
Abbott Laboratories	71,142	$3,486,669
AmerisourceBergen Corp.	4,318	298,590
Bristol-Myers Squibb Co.	180,914	4,519,232
Forest Laboratories, Inc.(1)	26,015	1,010,683
King Pharmaceuticals, Inc.(1)	27,784	289,509
Lilly (Eli) & Co.	46,180	2,572,688
Merck & Co., Inc.	73,720	2,270,576
Pfizer, Inc.	374,774	10,336,267
Wyeth Corp.	82,703	3,680,283
		$28,464,497
Publishing - 0.9%
Donnelley (R.R.) & Sons Co.	57,895	$1,997,956
Dow Jones & Co., Inc.	68,688	2,434,990
		$4,432,946
REITS - 0.7%
Apartment Investment and Management Co., Class A	5,625	$230,175
Simon Property Group, Inc.	42,307	3,066,834
		$3,297,009
Restaurants - 0.4%
Darden Restaurants, Inc.	32,472	$1,070,927
Yum! Brands, Inc.	19,547	1,018,008
		$2,088,935

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Retail-Food and Drug - 0.1%
CVS Corp.	9,000	$261,630
SUPERVALU, Inc.	6,564	214,052
		$475,682
Retail-General - 2.8%
Dollar General Corp.	103,376	$2,104,735
J.C. Penney Company, Inc.	30,663	1,612,261
May Department Stores Co.	42,078	1,689,852
Wal-Mart Stores, Inc.	164,273	7,917,959
		$13,324,807
Retail-Specialty and Apparel - 2.3%
Bed Bath and Beyond, Inc.(1)	42,853	$1,790,398
Home Depot, Inc.	123,241	4,794,075
Linens 'N Things, Inc.(1)	13,723	324,686
Nordstrom, Inc.	22,359	1,519,741
Office Depot, Inc.(1)	12,839	293,243
OfficeMax, Inc.	13,711	408,176
Polo Ralph Lauren Corp.	23,558	1,015,585
Sherwin-Williams Co.	5,094	239,876
Tiffany & Co.	14,641	479,639
Toys R Us, Inc.(1)	8,745	231,568
		$11,096,987
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	31,200	$1,164,072
Applied Materials, Inc.	104,209	1,686,102
ASML Holding NV(1)	13,738	215,137
Broadcom Corp., Class A(1)	11,850	420,793
Cymer, Inc.(1)	8,406	221,498
Intel Corp.	360,053	9,382,981
KLA-Tencor Corp.	23,763	1,038,443
Maxim Integrated Products, Inc.	35,056	1,339,490
PMC-Sierra, Inc.(1)	25,020	233,437
Sigmatel, Inc.(1)	7,986	137,040
STMicroelectronics N.V.	69,724	1,111,401
		$16,950,394
Transport-Services - 0.6%
Ryder System, Inc.	5,518	$201,959
United Parcel Service, Inc., Class B	36,301	2,510,577
		$2,712,536

Security	Shares	Value
Utilities-Electric and Gas - 4.3%
Ameren Corp.	53,360	$2,950,808
CenterPoint Energy, Inc.	17,504	231,228
Cinergy Corp.	64,935	2,910,387
CMS Energy Corp.(1)	34,209	515,188
Consolidated Edison, Inc.	28,179	1,319,904
DTE Energy Co.	4,649	217,434
KeySpan Corp.	6,611	269,068
Nicor, Inc.	5,720	235,492
NiSource, Inc.	111,431	2,755,689
NorthWestern Corp.	25,000	788,000
Peoples Energy Corp.	5,183	225,253
Pinnacle West Capital Corp.	4,950	220,027
PPL Corp.	23,224	1,379,041
Progress Energy, Inc.	64,804	2,931,733
Public Service Enterprise Group, Inc.	53,191	3,235,077
TECO Energy, Inc.	13,039	246,567
Xcel Energy, Inc.	12,009	234,416
		$20,665,312
Total Common Stocks (identified cost $463,492,596)		$480,714,863
Total Investments - 100.1% (identified cost $463,492,596)		$480,714,863
Other Assets, Less Liabilities - (0.1)%		$(619,116)
Net Assets - 100.0%		$480,095,747

(1)  Non-income producing security.

REITs - Real Estate Investment Trusts

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $463,492,596)	$480,714,863
Cash	921,021
Receivable from the Investment Adviser	15,000
Dividends and interest receivable	756,595
Tax reclaim receivable	837
Total assets	$482,408,316
Liabilities
Written Options outstanding, at value (premiums $5,567,915)	$1,593,200
Payable to affiliate for Trustees' fees	6,363
Accrued expenses	713,006
Total liabilities	$2,312,569
Net assets applicable to common shares	$480,095,747
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 24,505,000 shares issued and outstanding	$245,050
Additional paid-in capital	467,021,935
Accumulated net realized loss (computed on the basis of identified cost)	(9,329,937)
Undistributed net investment income	961,717
Net unrealized appreciation (computed on the basis of identified cost)	21,196,982
Net assets applicable to common shares	$480,095,747
Net Asset Value Per Common Share
($480,095,747 ÷ 24,505,000 common shares issued and outstanding)	$19.59

Statement of Operations

For the Period Ended
June 30, 2005(1)

Investment Income
Dividends (net of foreign taxes, $1,916)	$1,772,742
Interest	81,360
Total investment income	$1,854,102
Expenses
Investment adviser fee	$765,137
Trustees' fees and expenses	6,363
Legal and accounting services	35,469
Custodian fee	30,606
Printing and postage	17,829
Transfer and dividend disbursing agent fees	15,309
Organization expenses	15,000
Miscellaneous	21,672
Total expenses	$907,385
Deduct - Expense Reimbursement	$15,000
Total expense reductions	$15,000
Net expenses	$892,385
Net investment income	$961,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(341,240)
Written options	(8,988,697)
Net realized loss	$(9,329,937)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$17,222,267
Written options	3,974,715
Net change in unrealized appreciation (depreciation)	$21,196,982
Net realized and unrealized gain	$11,867,045
Net increase in net assets from operations	$12,828,762

(1)  For the period from the start of business, April 29, 2005, to June 30, 2005.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended June 30, 2005 (Unaudited)(1)
From operations - Net investment income	$961,717
Net realized loss from investment transactions and written options	(9,329,937)
Net change in unrealized appreciation (depreciation) from investments and written options	21,196,982
Net increase in net assets from operations	$12,828,762
Capital share transactions - Proceeds from sale of common shares(2)	$467,950,000
Offering costs	(783,015)
$467,166,985
Net increase in net assets	$479,995,747
Net Assets Applicable to Common Shares
At beginning of period	$100,000
At end of period	$480,095,747
Undistributed net investment income included in net assets applicable to common shares
At end of period	$961,717

(1)  For the period from the start of business, April 29, 2005, to June 30, 2005.

(2)  Proceeds from sales of shares net of sales load paid of 22,050,000.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Period Ended June 30, 2005 (Unaudited)(1)(2)
Net asset value - Beginning of period(3)	$19.100
Income from operations
Net investment income	$0.041
Net realized and unrealized gain	0.481
Total income from operations	$0.522
Common shares offering cost charged to paid in capital	$0.032
Net asset value - End of period	$19.590
Market value - End of period	$19.950
Total Investment Return on Net Asset Value(4)	2.56%
Total Investment Return on Market Value(4)	4.45%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$480,096
Ratios (As a percentage of average net assets):
Net expenses	1.15	%(5)
Net investment income	1.24	%(5)
Portfolio Turnover	1%
†   The operating expenses of the Fund reflect reimbursement of organization expenses by the Advisor. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.17	%(5)
Net investment income	1.22	%(5)
Net investment income per share	$0.040

(1)  For the period from the start of business, April 29, 2005, to June 30, 2005.

(2)  Computed using average common shares outstanding.

(3)  Net Asset Value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total return on market value are not computed on an annualized basis.

(5)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated November 17, 2004. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. The Fund will pursue its investment objectives by investing primarily in a diversified portfolio of common stocks that seeks to exceed the total return performance of the S & P 500. Under normal market conditions, the Fund will seek to generate current earnings in part by writing index call options on the S & P 500. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Written Options - Upon the writing of a call option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Offering Costs - Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the period from the start of business, April 29, 2005 to June 30, 2005, there were no credit balances used to reduce the Fund's custodian fee.

J  Interim Financial Statements - The interim financial statements relating to the period from the start of business, April 29, 2005 to June 30, 2005 have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

The Fund intends to make quarterly distributions of net investment income and short-term gains in excess of long-term capital losses. At least annually the fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1.00% annually of average daily gross assets of the Fund. For the period from the start of business, April 29, 2005 to June 30, 2005, the advisory fee amounted to $765,137. Pursuant to sub-advisory agreements, EVM has delegated a portion of the investment management to Parametric Portfolio Associates, LLC (Parametric) and EVM has delegated the investment management of the Fund's options strategy to Rampart Investment Management Company (Rampart). EVM pays Parametric and Rampart a portion of the advisory fee for sub-advisory services provided to the Fund.

EVM has agreed to reimburse the Fund for costs incurred in the Fund's organization. For the period from the start of business, April 29, 2005, to June 30, 2005 EVM will reimburse the Fund $15,000 in organization expenses.

Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 29, 2005, to June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organization.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $469,835,265 and $6,001,429 respectively, for the period from the start of business, April 29, 2005, to June 30, 2005.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$463,492,596
Gross unrealized appreciation	$22,298,049
Gross unrealized depreciation	(5,075,782)
Net unrealized appreciation	$17,222,267

6  Common Shares of Beneficial Interest

The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

Period Ended June 30, 2005 (Unaudited)(1)
Sales	24,500,000
Net increase	24,500,000

(1)  For the period from the start of business, April 29, 2005, to June 30, 2005.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2005 is as follows:

Call Options Written
Type of Contract	Number of Contracts	Premium Received	Value
S & P 500 Index, Expires 7/16/05, Strike 1,205.00	3,983	$5,567,915	$1,593,200

Written call options activity for the period ended June 30, 2005 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	-	-
Options written	11,503	$17,146,562
Options terminated in closing purchase transactions	(7,520)	(11,578,647)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	3,983	$5,567,915

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Tax-Managed Buy-Write Income Fund

BOARD OF TRUSTEES' APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Prior to approving the (a) investment advisory agreement (the "Advisory Agreement") between Eaton Vance Tax-Managed Buy-Write Income Fund (the "Fund") and the investment adviser, Eaton Vance Management ("Eaton Vance" or the "Adviser") and (b) investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund and Parametric Portfolio Associates ("Parametric") and the Fund and Rampart Investment Management Company, Inc. ("Rampart", and together with Parametric, the "Sub-Advisers"), the Special Committee of the Fund's Board of Trustees considered, among other things, the following:

•  A report comparing the fees and expenses of the Fund and certain profitability analyses prepared by Eaton Vance, Rampart and Parametric;

•  Information on the relevant peer group(s) of funds;

•  The economic outlook and the general investment outlook in the relevant investment markets;

•  Eaton Vance's and Parametric's results and financial condition and the overall organization of the Adviser and the Sub-Adviser;

•  Eaton Vance's and Rampart's results and financial condition and the overall organization of the Adviser and the Sub-Adviser;

•  Arrangements regarding the distribution of Fund shares;

•  The procedures used to determine the fair value of the Fund's assets;

•  The allocation of brokerage and the benefits received by the Adviser and the Sub-Advisers as the result of brokerage allocation, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  Parametric's compliance efforts with respect to the accounts it manages;

•  Rampart's compliance efforts with respect to the accounts it manages;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates and by Parametric and Rampart;

•  The terms of the Advisory Agreement and the Sub-Advisory Agreements, and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein;

•  Operating expenses (including transfer agency expenses) to be paid to third parties; and

•  Information to be provided to investors, including the Fund's shareholders.

In evaluating the Advisory Agreement between the Fund and Eaton Vance, the Sub-Advisory Agreement between the Adviser and Parametric, and the Sub-Advisory Agreement between the Adviser and Rampart, the Special Committee reviewed material furnished by Eaton Vance, Rampart and Parametric at the initial Board meeting held on February 7, 2005, including the above referenced considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreement and under the Sub-Advisory Agreements. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage

Eaton Vance Tax-Managed Buy-Write Income Fund

BOARD OF TRUSTEES' APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

the Fund and concluded that the human resources available at Eaton Vance were appropriate to fulfill effectively the duties of the Adviser on behalf of the Fund. The Special Committee also considered the business reputation of the Adviser, its financial resources and professional liability insurance coverage and concluded that Eaton Vance would be able to meet any reasonably foreseeable obligations under the Advisory Agreement. The Special Committee also considered the business reputations of Parametric and Rampart, Parametric's and Rampart's respective investment strategies and their past experience in implementing these strategies.

The Special Committee received information concerning the investment philosophy and investment process to be applied by Eaton Vance, Rampart and Parametric in managing the Fund. In this regard, the Special Committee considered Eaton Vance's in-house research capabilities as well as other resources available to Eaton Vance personnel, including research services that may be available to Eaton Vance as a result of securities transactions effected for the Fund and other investment advisory clients. The Special Committee concluded that Eaton Vance's, Parametric's and Rampart's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objective and policies.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the Adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The Special Committee considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Special Committee also considered profit margins of Eaton Vance in comparison with available industry data. In addition, the Special Committee considered the fiduciary duty assumed by the Adviser in connection with the service rendered to the Fund and the business reputation of the Adviser, its financial resources and its professional liability insurance coverage. In evaluating the fees to be paid to Parametric and Rampart, the Special Committee considered and discussed fees paid to other investment sub-advisers in similar circumstances, as well as fees charged by Parametric and Rampart to their other clients.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreement and the Sub-Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance, Parametric, Rampart and their affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the approval of the Advisory Agreement and the Sub-Advisory Agreements, including the fee structure, is in the interests of shareholders. The Special Committee also considered that the Adviser would enter into a Structuring Fee Agreement with Citigroup Global Markets Inc., whereby the Adviser (and not the Fund) would pay Citigroup Global Markets Inc. to provide upon request certain market data and reports to support shareholder services pursuant to the agreement.

Eaton Vance Tax-Managed Buy-Write Income Fund

INVESTMENT MANAGEMENT

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Vice President
James B. Hawkes
Vice President and Trustee
Michael R. Mach
Vice President
Cliff Quisenberry, Jr.
Vice President
Judith A. Saryan
Vice President
Alan R. Dynner
Secretary
James L. O'Connor
Treasurer
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Investment Adviser of Eaton Vance Tax-Managed Buy-Write Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Advisers of Eaton Vance Tax-Managed Buy-Write Income Fund
Parametric Portfolio Associates

1151 Fairview Avenue N.
Seattle, WA 98109

Rampart Investment Management

One International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Buy-Write Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 262-1122

Eaton Vance Tax-Managed Buy-Write Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

2427-8/05  CE-TMBWISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	\s\ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	\s\ James L. O’Connor
James L. O’Connor
Treasurer

Date:	August 22, 2005

By:	\s\ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005